Employee Benefit Plans (Detail Textuals 1)	12 Months Ended
Dec. 31, 2016
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Long-term investment target mix for the plan	70.00%
Fixed income
Defined Benefit Plan Disclosure [Line Items]
Long-term investment target mix for the plan	25.00%
Money Market Funds
Defined Benefit Plan Disclosure [Line Items]
Long-term investment target mix for the plan	5.00%